UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0%*
AB Cap Fund - Multi-Manager Alternative Strategies Fund - Class Z (a)	18,057,119	$182,918,617
AB Pooling Portfolio - International Growth Portfolio	21,809,926	197,816,025
AB Pooling Portfolio - International Value Portfolio	24,940,658	200,522,891
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	12,298,358	95,804,207
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	6,211,440	78,947,402
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	5,554,054	78,867,574
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	13,366,249	236,849,929
AB Pooling Portfolio - U.S. Value Portfolio	17,378,700	234,960,021
AB Pooling Portfolio - Volatility Management Portfolio	17,222,542	216,315,132

Total Investments - 100.0% (cost $1,240,967,313) (b)		1,523,001,798
Other assets less liabilities - 0.0%		(631,555)

Net Assets - 100.0%		$1,522,370,243

*	To obtain a copy of the AB Pooling Portfolios’ financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618. To obtain a copy of the SEC filings for the AB Cap Fund – Multi-Manager Alternative Strategies Fund, please go to the Securities and Exchange Commission’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $285,486,330 and gross unrealized depreciation of investments was $(3,451,845), resulting in net unrealized appreciation of $282,034,485.

AB Wealth Appreciation Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,523,001,798	$	– 0	–	$	– 0	–	$1,523,001,798

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Balanced Wealth Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2%*
AB Cap Fund - Multi-Manager Alternative Strategies Fund Class Z (a)	10,322,254	$104,564,433
AB Pooling Portfolio - Bond Inflation Protection Portfolio	9,543,818	96,488,003
AB Pooling Portfolio - Global Core Bond Portfolio	22,391,056	236,897,374
AB Pooling Portfolio - High-Yield Portfolio	7,916,238	83,595,469
AB Pooling Portfolio - International Growth Portfolio	10,513,687	95,359,144
AB Pooling Portfolio - International Value Portfolio	11,993,531	96,427,990
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	6,639,558	51,722,158
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	2,365,728	30,068,400
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	2,114,416	30,024,715
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	6,995,984	123,968,829
AB Pooling Portfolio - U.S. Value Portfolio	9,106,111	123,114,617
AB Pooling Portfolio - Volatility Management Portfolio	16,962,844	213,053,322

Total Investments - 100.2% (cost $1,079,365,708) (b)		1,285,284,454
Other assets less liabilities - (0.2)%		(1,963,424)

Net Assets - 100.0%		$1,283,321,030

*	To obtain a copy of the AB Pooling Portfolios’ financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618. To obtain a copy of the SEC filings for the AB Cap Fund – Multi-Manager Alternative Strategies Fund, please go to the Securities and Exchange Commission’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $211,872,882 and gross unrealized depreciation of investments was $(5,954,136), resulting in net unrealized appreciation of $205,918,746.

AB Balanced Wealth Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,285,284,454	$	– 0	–	$	– 0	–	$1,285,284,454

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.3%
Funds and Investment Trusts - 100.3%*
AB Cap Fund - Multi-Manager Alternative Strategies Fund Class Z (a)	2,167,419	$21,955,957
AB Pooling Portfolio - Bond Inflation Protection Portfolio	3,408,485	34,459,783
AB Pooling Portfolio - Global Core Bond Portfolio	8,265,599	87,450,036
AB Pooling Portfolio - International Growth Portfolio	1,583,343	14,360,922
AB Pooling Portfolio - International Value Portfolio	1,813,494	14,580,492
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	638,400	4,973,138
AB Pooling Portfolio - Short Duration Bond Portfolio	10,562,733	99,817,822
AB Pooling Portfolio - Small-Mid Cap Growth Portfolio	220,956	2,808,349
AB Pooling Portfolio - Small-Mid Cap Value Portfolio	197,748	2,808,022
AB Pooling Portfolio - U.S. Large Cap Growth Portfolio	1,086,218	19,247,790
AB Pooling Portfolio - U.S. Value Portfolio	1,414,232	19,120,412
AB Pooling Portfolio - Volatility Management Portfolio	3,322,233	41,727,244

Total Investments - 100.3% (cost $319,047,728) (b)		363,309,967
Other assets less liabilities - (0.3)%		(1,004,158)

Net Assets - 100.0%		$362,305,809

*	To obtain a copy of the AB Pooling Portfolios’ financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618. To obtain a copy of the SEC filings for the AB Cap Fund – Multi-Manager Alternative Strategies Fund, please go to the Securities and Exchange Commission’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,182,712 and gross unrealized depreciation of investments was $(920,473), resulting in net unrealized appreciation of $44,262,239.

AB Conservative Wealth Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$363,309,967	$	– 0	–	$	– 0	–	$363,309,967

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 69.7%
Financials - 14.1%
Banks - 4.6%
Axis Bank Ltd.	81,880	$634,429
Bank Hapoalim BM	99,090	494,915
Bank Mandiri Persero Tbk PT	466,000	402,555
Bank of America Corp.	262,600	4,474,704
Bank of Baroda	34,230	599,435
Bank of Montreal	7,080	519,221
Bank of Nova Scotia (The)	7,900	487,057
Bank of Queensland Ltd.	23,417	244,936
Citigroup, Inc.	21,700	1,171,149
Comerica, Inc.	18,700	871,607
Danske Bank A/S	54,170	1,537,566
Fifth Third Bancorp	16,200	325,944
HDFC Bank Ltd.	64,280	986,855
HSBC Holdings PLC	184,460	1,835,508
ICICI Bank Ltd.	24,590	692,538
ING Groep NV (a)	77,463	1,132,464
Intesa Sanpaolo SpA	271,860	836,721
Itausa-Investimentos Itau SA (Preference Shares)	123,100	501,239
JPMorgan Chase & Co.	66,700	4,012,672
Kasikornbank PCL (NVDR)	89,100	670,339
KeyCorp	16,600	224,100
Mitsubishi UFJ Financial Group, Inc.	207,500	1,195,061
PNC Financial Services Group, Inc. (The)	4,400	384,868
Shinhan Financial Group Co., Ltd.	12,800	572,392
Societe Generale SA	32,919	1,633,791
Sumitomo Mitsui Financial Group, Inc.	21,500	807,220
Toronto-Dominion Bank (The)	18,480	931,192
UniCredit SpA	280,830	2,074,239
Wells Fargo & Co.	77,100	4,200,408

		34,455,125

Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	10,547	2,147,264
Bank of New York Mellon Corp. (The)	15,300	612,459
BlackRock, Inc.-Class A	6,820	2,448,926
Daiwa Securities Group, Inc.	383,000	3,083,185
Goldman Sachs Group, Inc. (The)	1,200	226,092
Morgan Stanley	9,900	348,282
Partners Group Holding AG	1,000	287,027
UBS Group AG (a)	181,029	3,250,559

		12,403,794

Consumer Finance - 1.2%
Capital One Financial Corp.	41,000	3,411,200
Discover Financial Services	35,100	2,300,805
Muthoot Finance Ltd.	208,465	658,770
Shriram Transport Finance Co., Ltd.	81,778	1,427,263
SLM Corp.	152,700	1,478,136

		9,276,174

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.-Class B (a)	10,700	1,590,983
Cerved Information Solutions SpA (a)	168,282	887,628

Company	Shares	U.S. $ Value
Friends Life Group Ltd.	132,090	760,961
Intercontinental Exchange, Inc.	9,292	2,099,899
ORIX Corp.	150,300	1,986,546
Voya Financial, Inc.	38,200	1,599,816

		8,925,833

Insurance - 4.0%
Admiral Group PLC	104,260	2,017,070
AIA Group Ltd.	699,400	4,032,566
Allstate Corp. (The)	44,900	3,059,935
American Financial Group, Inc./OH	23,500	1,419,165
American International Group, Inc.	45,400	2,487,920
AON PLC	19,900	1,840,551
Aspen Insurance Holdings Ltd.	10,500	464,415
Assurant, Inc.	20,200	1,365,318
Aviva PLC	29,537	234,917
BB Seguridade Participacoes SA	143,400	1,870,362
Chubb Corp. (The)	7,728	796,370
Lancashire Holdings Ltd.	6,052	51,047
Lincoln National Corp.	20,000	1,132,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,410	1,936,384
PartnerRe Ltd.	18,300	2,132,133
Progressive Corp. (The)	9,400	256,056
Prudential PLC	130,290	3,144,713
Suncorp Group Ltd.	40,343	491,707
Travelers Cos., Inc. (The)	8,900	929,605
Unum Group	4,900	162,778
XL Group PLC	10,100	358,752

		30,184,364

Real Estate Management & Development - 1.0%
Ayala Land, Inc.	1,065,700	805,194
China Overseas Land & Investment Ltd.	128,000	382,870
Daito Trust Construction Co., Ltd.	18,500	2,094,357
Global Logistic Properties Ltd.	1,248,000	2,506,381
Lend Lease Group	78,790	1,026,441
Mitsubishi Estate Co., Ltd.	6,000	135,178
Mitsui Fudosan Co., Ltd.	5,000	144,649

		7,095,070

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	145,170	2,700,609
LIC Housing Finance Ltd.	80,967	552,113

		3,252,722

		105,593,082

Consumer Discretionary - 12.0%
Auto Components - 1.2%
Aisin Seiki Co., Ltd.	23,000	822,409
Bridgestone Corp.	21,700	746,200
Cie Generale des Etablissements Michelin-Class B	14,908	1,370,658
GKN PLC	125,430	675,252
Lear Corp.	7,400	709,734
Magna International, Inc. (New York)-Class A	11,800	1,270,270
Plastic Omnium SA	24,070	628,761
Sumitomo Electric Industries Ltd.	96,900	1,261,142

Company	Shares	U.S. $ Value
TRW Automotive Holdings Corp. (a)	2,100	217,140
Valeo SA	12,940	1,592,026

		9,293,592

Automobiles - 1.4%
Ford Motor Co.	165,368	2,601,239
Great Wall Motor Co., Ltd.-Class H	193,500	977,979
Honda Motor Co., Ltd.	60,000	1,814,280
Hyundai Motor Co.	3,030	486,787
Tata Motors Ltd.	88,020	749,436
Tata Motors Ltd.2-Class A	33,520	182,349
Toyota Motor Corp.	49,100	3,018,643
Volkswagen AG (Preference Shares)	3,140	723,264

		10,553,977

Diversified Consumer Services - 0.6%
Estacio Participacoes SA	177,900	1,927,746
Kroton Educacional SA	321,600	2,240,379

		4,168,125

Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	539,000	389,671
Galaxy Entertainment Group Ltd.	136,000	931,134
Melco International Development Ltd.	633,000	1,499,107
Merlin Entertainments PLC (b)	122,572	723,738
Sands China Ltd.	160,800	960,765
Sodexo SA	11,370	1,146,845
Starbucks Corp.	45,310	3,679,625
Yum! Brands, Inc.	6,780	523,755

		9,854,640

Household Durables - 0.1%
PulteGroup, Inc.	25,030	541,399

Internet & Catalog Retail - 0.7%
Just Eat PLC (a)	157,992	863,495
Priceline Group, Inc. (The) (a)	2,978	3,455,046
Vipshop Holdings Ltd. (ADR) (a)	51,200	1,170,432

		5,488,973

Leisure Products - 0.3%
Polaris Industries, Inc.	14,393	2,255,527

Media - 2.5%
Comcast Corp.-Class A	65,174	3,717,525
CTS Eventim AG & Co. KGaA	17,690	546,834
Liberty Global PLC-Class A (a)	11,267	585,772
Liberty Global PLC-Series C (a)	59,290	2,959,757
Naspers Ltd.-Class N	28,410	3,676,886
Smiles SA	9,800	178,957
Time Warner, Inc.	28,801	2,451,541
Twenty-First Century Fox, Inc.-Class A	37,400	1,376,320
Walt Disney Co. (The)	30,518	2,823,220

		18,316,812

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
B&M European Value Retail SA (a)	232,081	969,535
Dillard’s, Inc.-Class A	3,800	447,944
Dollar General Corp. (a)	24,600	1,641,804
Matahari Department Store Tbk PT	184,000	226,202

		3,285,485

Specialty Retail - 2.3%
Foot Locker, Inc.	29,600	1,695,784
GameStop Corp.-Class A	39,100	1,478,371
Home Depot, Inc. (The)	39,660	3,942,204
Kingfisher PLC	109,790	535,646
L’Occitane International SA	152,000	389,249
Mr. Price Group Ltd.	22,290	474,960
O’Reilly Automotive, Inc. (a)	9,670	1,767,096
Office Depot, Inc. (a)	309,300	2,050,659
Shimamura Co., Ltd.	5,700	476,750
Sports Direct International PLC (a)	170,758	1,758,547
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,863	1,500,551
Yamada Denki Co., Ltd.	239,500	788,084

		16,857,901

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	25,225	2,369,413
Eclat Textile Co., Ltd.	65,160	648,981
Global Brands Group Holding Ltd. (a)	1,354,000	302,043
Hugo Boss AG	7,824	1,028,493
Kering	2,170	448,152
NIKE, Inc.-Class B	31,959	3,173,209
Ralph Lauren Corp.	3,720	687,828
Samsonite International SA	153,000	509,243
Titan Co., Ltd.	23,030	137,712

		9,305,074

		89,921,505

Information Technology - 10.6%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc.	119,400	1,350,414
Cisco Systems, Inc.	34,600	956,344
F5 Networks, Inc. (a)	9,759	1,260,765
Harris Corp.	12,675	908,417

		4,475,940

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	36,805	1,973,852
Arrow Electronics, Inc. (a)	4,000	233,760

		2,207,612

Internet Software & Services - 2.2%
Alibaba Group Holding Ltd. (ADR) (a)	14,464	1,614,761
Baidu, Inc. (Sponsored ADR) (a)	12,658	3,102,602
Facebook, Inc.-Class A (a)	38,360	2,980,572
Google, Inc.-Class A (a)	5,585	3,066,612
Google, Inc.-Class C (a)	5,675	3,074,885

Company	Shares	U.S. $ Value
LinkedIn Corp.-Class A (a)	5,210	1,178,867
Telecity Group PLC	121,598	1,540,066

		16,558,365

IT Services - 1.4%
Booz Allen Hamilton Holding Corp.	21,800	593,178
HCL Technologies Ltd.	12,210	327,862
Tata Consultancy Services Ltd.	13,430	571,914
Visa, Inc.-Class A	25,203	6,507,162
Xerox Corp.	161,200	2,250,352

		10,250,468

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Semiconductor Engineering, Inc.	678,000	822,345
Altera Corp.	39,040	1,468,685
Applied Materials, Inc.	59,800	1,438,190
Intel Corp.	83,100	3,095,475
Linear Technology Corp.	28,379	1,306,285
Micron Technology, Inc. (a)	22,300	801,685
Novatek Microelectronics Corp.	155,000	874,651
NVIDIA Corp.	10,700	224,379
NXP Semiconductor NV (a)	18,745	1,458,548
Samsung Electronics Co., Ltd.	1,720	1,992,752
Sumco Corp.	61,200	783,479
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000	662,601
Tokyo Electron Ltd.	9,000	627,227

		15,556,302

Software - 1.6%
ANSYS, Inc. (a)	35,062	2,928,378
Aspen Technology, Inc. (a)	25,510	962,748
Dassault Systemes	3,760	245,576
Electronic Arts, Inc. (a)	40,200	1,765,986
Microsoft Corp.	81,000	3,872,610
NetSuite, Inc. (a)	10,836	1,145,907
ServiceNow, Inc. (a)	15,912	1,017,732

		11,938,937

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	93,644	11,137,081
Asustek Computer, Inc.	82,000	893,194
Casetek Holdings Ltd.	125,000	771,579
Catcher Technology Co., Ltd.	189,000	1,596,605
Hewlett-Packard Co.	100,100	3,909,906

		18,308,365

		79,295,989

Health Care - 8.7%
Biotechnology - 1.8%
Actelion Ltd. (REG) (a)	17,354	2,057,689
Biogen Idec, Inc. (a)	13,930	4,286,122
Gilead Sciences, Inc. (a)	70,644	7,087,006

		13,430,817

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.4%
Align Technology, Inc. (a)	5,335	303,562
Intuitive Surgical, Inc. (a)	5,724	2,963,715

		3,267,277

Health Care Providers & Services - 1.9%
Aetna, Inc.	23,900	2,085,036
Catamaran Corp. (a)	8,110	409,720
Express Scripts Holding Co. (a)	11,400	947,910
McKesson Corp.	7,130	1,502,719
Premier, Inc.-Class A (a)	18,231	620,219
UnitedHealth Group, Inc.	55,569	5,480,770
WellPoint, Inc.	25,500	3,261,705

		14,308,079

Life Sciences Tools & Services - 0.8%
Eurofins Scientific SE	10,076	2,445,289
Mettler-Toledo International, Inc. (a)	4,169	1,222,601
Quintiles Transnational Holdings, Inc. (a)	32,757	1,894,010

		5,561,900

Pharmaceuticals - 3.8%
Allergan, Inc./United States	26,311	5,627,660
Astellas Pharma, Inc.	85,100	1,224,475
GlaxoSmithKline PLC	116,020	2,691,576
Johnson & Johnson	48,800	5,282,600
Lupin Ltd.	1,441	34,325
Merck & Co., Inc.	56,900	3,436,760
Novo Nordisk A/S-Class B	23,112	1,051,969
Pfizer, Inc.	154,200	4,803,330
Roche Holding AG	8,920	2,669,224
Sun Pharmaceutical Industries Ltd.	113,080	1,527,784

		28,349,703

		64,917,776

Industrials - 8.0%
Aerospace & Defense - 1.4%
Airbus Group NV	37,130	2,261,836
Boeing Co. (The)	21,596	2,901,639
General Dynamics Corp.	4,900	712,264
L-3 Communications Holdings, Inc.	11,332	1,411,967
MTU Aero Engines AG	3,050	271,745
Northrop Grumman Corp.	3,800	535,534
Precision Castparts Corp.	5,260	1,251,354
Safran SA	17,620	1,139,562
Zodiac Aerospace	4,340	143,878

		10,629,779

Air Freight & Logistics - 0.1%
Royal Mail PLC	124,334	811,166

Airlines - 0.6%
Delta Air Lines, Inc.	57,500	2,683,525
International Consolidated Airlines Group SA (a)	174,940	1,247,172
Qantas Airways Ltd. (a)	462,056	753,869

		4,684,566

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.7%
Babcock International Group PLC	160,784	2,848,457
Edenred	75,492	2,175,885

		5,024,342

Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	7,630	200,922

Electrical Equipment - 0.4%
Amara Raja Batteries Ltd.	31,940	383,516
AMETEK, Inc.	48,846	2,489,192

		2,872,708

Industrial Conglomerates - 1.2%
Alliance Global Group, Inc.	365,400	201,494
Bidvest Group Ltd. (The)	22,860	603,642
Danaher Corp.	47,218	3,945,536
General Electric Co.	99,400	2,633,106
Hutchison Whampoa Ltd.	29,000	363,179
Toshiba Corp.	247,000	1,099,022

		8,845,979

Machinery - 1.4%
Caterpillar, Inc.	13,000	1,307,800
Dover Corp.	15,700	1,208,743
ITT Corp.	29,300	1,213,020
JTEKT Corp.	73,400	1,217,927
Pall Corp.	25,920	2,491,171
Parker-Hannifin Corp.	4,200	541,926
Wabtec Corp./DE	28,520	2,523,735

		10,504,322

Marine - 0.2%
AP Moeller-Maersk A/S-Class B	225	469,302
Nippon Yusen KK	335,000	945,693

		1,414,995

Professional Services - 1.5%
51job, Inc. (ADR) (a)	8,578	315,241
Applus Services SA (a)	64,570	789,368
Bureau Veritas SA	99,149	2,363,198
Capita PLC	237,309	3,961,603
Intertek Group PLC	85,352	3,109,705
Teleperformance	5,120	357,477

		10,896,592

Road & Rail - 0.2%
Canadian National Railway Co.	6,320	448,950
Central Japan Railway Co.	6,500	944,105
Globaltrans Investment PLC (Sponsored GDR) (b)	53,541	374,787

		1,767,842

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.3%
Brenntag AG	10,540	580,263
Bunzl PLC	30,200	841,259
Mitsubishi Corp.	35,000	661,436

		2,082,958

		59,736,171

Consumer Staples - 5.7%
Beverages - 0.8%
Asahi Group Holdings Ltd.	12,200	380,268
Molson Coors Brewing Co.-Class B	2,200	170,170
Monster Beverage Corp. (a)	46,677	5,234,825

		5,785,263

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	19,050	2,707,386
CVS Health Corp.	78,980	7,215,613
Koninklijke Ahold NV	89,600	1,581,573
Kroger Co. (The)	27,793	1,663,133
Lenta Ltd. (GDR) (a)(b)	102,922	804,850
Magnit PJSC (Sponsored GDR) (b)	10,364	599,557
Olam International Ltd.	581,105	962,456
Tsuruha Holdings, Inc.	5,000	281,855

		15,816,423

Food Products - 0.7%
Archer-Daniels-Midland Co.	9,300	489,924
Hain Celestial Group, Inc. (The) (a)	8,750	990,675
Keurig Green Mountain, Inc.	8,180	1,162,705
Mead Johnson Nutrition Co.-Class A	20,309	2,108,887

		4,752,191

Household Products - 0.1%
Procter & Gamble Co. (The)	10,300	931,429

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	16,590	1,229,983

Tobacco - 1.8%
British American Tobacco PLC	67,326	3,980,792
Imperial Tobacco Group PLC	25,281	1,167,038
Japan Tobacco, Inc.	118,400	3,795,387
Philip Morris International, Inc.	54,107	4,703,522

		13,646,739

		42,162,028

Energy - 4.3%
Energy Equipment & Services - 0.9%
Aker Solutions ASA (a)(b)	54,300	325,857
FMC Technologies, Inc. (a)	41,650	1,989,620
Helmerich & Payne, Inc.	7,600	528,580
Nabors Industries Ltd.	21,200	278,144
National Oilwell Varco, Inc.	6,161	413,033
Schlumberger Ltd.	37,082	3,187,198

		6,722,432

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.4%
BG Group PLC	114,690	1,610,796
Canadian Natural Resources Ltd.	17,460	579,608
Chesapeake Energy Corp.	10,700	216,782
Chevron Corp.	20,300	2,210,061
China Petroleum & Chemical Corp.-Class H	782,400	633,339
Exxon Mobil Corp.	55,100	4,988,754
Hess Corp.	35,000	2,552,550
JX Holdings, Inc.	391,000	1,454,881
LUKOIL OAO (London) (Sponsored ADR)	9,630	440,572
LUKOIL OAO (Sponsored ADR)	2,230	103,802
Marathon Petroleum Corp.	7,000	630,630
Murphy Oil Corp.	20,900	1,011,978
Occidental Petroleum Corp.	29,400	2,345,238
Petroleo Brasileiro SA (Sponsored ADR)	81,840	835,586
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	36,710	1,221,745
SM Energy Co.	1,431	62,177
Suncor Energy, Inc. (Toronto)	16,560	522,940
Total SA	31,840	1,776,743
Valero Energy Corp.	40,800	1,983,288

		25,181,470

		31,903,902

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	59,600	2,108,648
Bezeq The Israeli Telecommunication Corp., Ltd.	225,053	398,219
CenturyLink, Inc.	8,600	350,622
Nippon Telegraph & Telephone Corp.	35,300	1,887,635
Orange SA	122,280	2,154,869
Telecom Italia SpA (savings shares)	1,294,801	1,147,072
Vivendi SA (a)	29,769	757,043

		8,804,108

Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	86,500	1,067,210
Rogers Communications, Inc.-Class B	9,490	379,849
SoftBank Corp.	41,900	2,791,367
Tower Bersama Infrastructure Tbk PT	805,500	622,365
Turkcell Iletisim Hizmetleri AS (a)	118,590	751,617
Vodafone Group PLC	481,027	1,760,709
Vodafone Group PLC (Sponsored ADR)	35,600	1,301,180

		8,674,297

		17,478,405

Materials - 2.1%
Chemicals - 1.7%
Arkema SA	12,220	831,326
BASF SE	4,300	389,693
CF Industries Holdings, Inc.	1,000	268,150
Chr Hansen Holding A/S	19,060	805,786
Denki Kagaku Kogyo KK	139,000	474,694
Eastman Chemical Co.	16,500	1,368,180
Essentra PLC	234,577	2,761,623
IMCD Group NV (a)	6,685	193,971

Company	Shares	U.S. $ Value
JSR Corp.	76,900	1,375,287
Koninklijke DSM NV	18,047	1,186,435
LyondellBasell Industries NV-Class A	16,400	1,293,304
Mitsubishi Gas Chemical Co., Inc.	116,000	663,783
Monsanto Co.	9,289	1,113,844

		12,726,076

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (b)	5,041	287,992

Metals & Mining - 0.3%
Barrick Gold Corp.	38,040	450,426
Dowa Holdings Co., Ltd.	39,000	322,825
Rio Tinto PLC	17,710	823,208
Tata Steel Ltd.	69,900	531,586

		2,128,045

Paper & Forest Products - 0.1%
Mondi PLC	46,604	795,438

		15,937,551

Utilities - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	21,600	1,243,080
Edison International	34,600	2,199,176
EDP-Energias de Portugal SA	132,230	542,427
Electricite de France SA	26,310	787,529
Enel SpA	146,770	708,010
Westar Energy, Inc.	22,900	895,161

		6,375,383

Gas Utilities - 0.4%
Atmos Energy Corp.	21,400	1,149,180
UGI Corp.	46,050	1,736,545

		2,885,725

Independent Power Producers & Energy Traders - 0.4%
APR Energy PLC	115,952	547,491
Calpine Corp. (a)	75,472	1,732,837
NRG Energy, Inc.	30,300	947,178

		3,227,506

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	8,700	208,278
DTE Energy Co.	2,800	228,088
Public Service Enterprise Group, Inc.	8,000	334,240

		770,606

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	72,200	538,877

		13,798,097

Total Common Stocks (cost $411,419,334)		520,744,506

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 27.3%
Funds and Investment Trusts - 27.3% (c)
AB Cap Fund-Multi-Manager Alternative Strategies Fund Class Z (a)	5,939,220	60,164,294
AB Pooling Portfolio-Multi-Asset Real Return Portfolio	4,140,854	32,257,256
AB Pooling Portfolio-Volatility Management Portfolio	8,902,634	111,817,080

Total Investment Companies (cost $189,800,677)		204,238,630

WARRANTS - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	136,040	250,272

Financials - 0.0%
Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	52,195	155,605

Total Warrants (cost $321,454)		405,877

RIGHTS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (a) (cost $0)	12,220	35,951

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.08% (c)(d) (cost $20,403,282)	20,403,246	20,403,282

Total Investments - 99.8% (cost $621,944,747) (e)		745,828,246
Other assets less liabilities - 0.2% (f)		1,149,833

Net Assets - 100.0%		$746,978,079

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4	December 2014	$158,880	$161,350	$2,470
FTSE 100 Index Futures	3	December 2014	316,942	315,415	(1,527)
TOPIX Index Futures	3	December 2014	328,106	356,442	28,336

					$29,279

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,116	SEK	8,255	2/18/15	$(8,867)
BNP Paribas SA	GBP	1,899	USD	3,058	2/18/15	93,338
BNP Paribas SA	JPY	254,865	USD	2,212	2/18/15	62,874
BNP Paribas SA	USD	3,572	AUD	4,135	2/18/15	(72,740)
Citibank	USD	3,296	CHF	3,194	2/18/15	12,866
Citibank	USD	1,117	SEK	8,247	2/18/15	(10,407)
Credit Suisse International	USD	3,166	CAD	3,569	2/18/15	(50,594)
Deutsche Bank AG	GBP	4,606	USD	7,292	2/18/15	101,118
Deutsche Bank AG	USD	7,374	CAD	8,390	2/18/15	(50,480)
Goldman Sachs Bank USA	JPY	761,805	USD	6,681	2/18/15	257,325
HSBC Bank USA	JPY	691,132	USD	6,032	2/18/15	204,291
JPMorgan Chase Bank	GBP	1,314	USD	2,080	2/18/15	28,813
Morgan Stanley & Co., Inc.	USD	1,444	EUR	1,151	2/18/15	(11,610)
Royal Bank of Scotland PLC	EUR	2,092	USD	2,629	2/18/15	26,740
Royal Bank of Scotland PLC	USD	2,246	CHF	2,153	2/18/15	(15,715)
Royal Bank of Scotland PLC	USD	2,615	NZD	3,422	2/18/15	49,096
Standard Chartered Bank	USD	2,857	SGD	3,693	2/18/15	(26,030)
State Street Bank & Trust Co.	CHF	3,025	USD	3,141	2/18/15	7,890
State Street Bank & Trust Co.	EUR	3,822	USD	4,745	2/18/15	(9,661)
State Street Bank & Trust Co.	GBP	1,231	USD	1,929	2/18/15	6,870
State Street Bank & Trust Co.	HKD	34,139	USD	4,403	2/18/15	1,525
State Street Bank & Trust Co.	HKD	2,257	USD	291	2/18/15	(24)
State Street Bank & Trust Co.	JPY	644,177	USD	5,636	2/18/15	204,452
State Street Bank & Trust Co.	NOK	1,829	USD	269	2/18/15	9,339
State Street Bank & Trust Co.	USD	587	AUD	688	2/18/15	(4,883)
State Street Bank & Trust Co.	USD	560	CAD	635	2/18/15	(5,654)
State Street Bank & Trust Co.	USD	1,456	CHF	1,410	2/18/15	4,476
State Street Bank & Trust Co.	USD	1,195	GBP	763	2/18/15	(4,258)
State Street Bank & Trust Co.	USD	530	NOK	3,636	2/18/15	(12,796)
UBS AG	USD	497	CAD	570	2/18/15	60

						$787,354

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $3,116,781 or 0.4% of net assets.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,816,644 and gross unrealized depreciation of investments was $(16,933,145), resulting in net unrealized appreciation of $123,883,499.
(f)	An amount of U.S.$42,802 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AB Wealth Strategies

Tax-Managed Wealth Appreciation

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$58,604,359		$46,988,723		$	– 0	–	$105,593,082
Consumer Discretionary	54,625,621		35,295,884			– 0	–	89,921,505
Information Technology	68,158,052		11,137,937			– 0	–	79,295,989
Health Care	51,215,445		13,702,331			– 0	–	64,917,776
Industrials	29,346,967		30,389,204			– 0	–	59,736,171
Consumer Staples	30,975,115		11,186,913			– 0	–	42,162,028
Energy	25,102,596		6,801,306			– 0	–	31,903,902
Telecommunication Services	4,140,299		13,338,106			– 0	–	17,478,405
Materials	4,975,867		10,961,684			– 0	–	15,937,551
Utilities	11,212,640		2,585,457			– 0	–	13,798,097
Investment Companies	204,238,630		– 0	–		– 0	–	204,238,630
Warrants	– 0	–	405,877			– 0	–	405,877
Rights	35,951		– 0	–		– 0	–	35,951
Short-Term Investments	20,403,282		– 0	–		– 0	–	20,403,282

Total Investments in Securities	563,034,824		182,793,422			– 0	–	745,828,246
Other Financial Instruments* :
Assets:
Futures	– 0	–	30,806			– 0	–	30,806
Forward Currency Exchange Contracts	– 0	–	1,071,073			– 0	–	1,071,073
Liabilities:
Futures	– 0	–	(1,527)			– 0	–	(1,527)
Forward Currency Exchange Contracts	– 0	–	(283,719)			– 0	–	(283,719)

Total+	$563,034,824		$183,610,055		$	– 0	–	$746,644,879

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.6%
Long-Term Municipal Bonds - 51.8%
Alabama - 4.1%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,323,295
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,618,034

		6,941,329

Arizona - 1.6%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,475,123
Industrial Development Authority of the County of Pima (The) (Global Water Resources LLC)
Series 2006
5.45%, 12/01/17	200	204,208

		2,679,331

California - 4.7%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,279,828
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	2,450	2,885,022
California GO
Series 2005
5.00%, 3/01/16	2,225	2,354,784
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	434,138

		7,953,772

Colorado - 2.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,367,596
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)	710	248,500
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,682,886
Todd Creek Village Metropolitan District No 1
Series 2004
5.60%, 12/01/14 (a)	260	130,000

		3,428,982

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.8%
Connecticut GO
Series 2014C
5.00%, 6/15/17	3,275	3,632,368
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series 2012
5.00%, 1/01/27	2,390	2,799,742

		6,432,110

District of Columbia - 0.8%
District of Columbia GO
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,380,072

Florida - 4.8%
Citizens Ppty Ins Corp. FL
NATL Series 2007A
5.00%, 3/01/15-3/01/16	4,000	4,180,630
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	105	37,800
Miami Dade Cnty FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	655,480
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)	25	12,500
Series 2010A-1
6.125%, 5/01/35 (a)	15	15,192
Series 2010A-2
6.125%, 5/01/35 (a)	35	35,085
Series 2010B
5.125%, 5/01/17 (a)	50	50,183
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	85	85,111
Sarasota Cnty FL Sch Brd COP
Series 2010B
5.00%, 7/01/22	1,165	1,355,932
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,637,149
Villages of Westport Community Development District
Series 2005A
5.125%, 5/01/15 (a)(b)(d)	80	24,928

		8,089,990

Georgia - 1.4%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2014A
5.00%, 1/01/28	1,980	2,323,530

	Principal Amount (000)	U.S. $ Value
Hawaii - 1.8%
Hawaii GO
Series 2013E
5.00%, 8/01/16	485	522,233
State of Hawaii
Series 2013E
5.00%, 8/01/15	2,465	2,543,954

		3,066,187

Illinois - 1.0%
Illinois GO
NATL Series 2007
5.00%, 4/01/15	785	796,445
Illinois Toll Hwy Auth
Series 2013B
5.00%, 12/01/18	305	354,608
State of Illinois
Series 2013
5.00%, 7/01/22	315	352,652
Series 2014
5.00%, 4/01/20	75	83,939

		1,587,644

Indiana - 1.4%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/19	1,945	2,254,313
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	162,609

		2,416,922

Massachusetts - 1.0%
Massachusetts School Building Authority
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	1,690	1,747,071

Michigan - 1.6%
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,115,240
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	365,781
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,125,480

		2,606,501

Minnesota - 0.3%
Minneapolis Special School District No 1 COP
Series 2013D
5.00%, 2/01/16	460	484,541

	Principal Amount (000)	U.S. $ Value
Nebraska - 0.1%
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	179,549

New Jersey - 3.4%
New Jersey EDA (NYNJ Link LLC)
Series 2013
5.25%, 1/01/25	1,195	1,387,670
New Jersey State Turnpike Authority
Series 2014A
5.00%, 1/01/29	1,870	2,175,913
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 6/15/18	700	782,467
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/20	1,140	1,298,426

		5,644,476

New York - 4.9%
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/23	460	549,392
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/15-11/01/26	2,780	3,233,408
5.00%, 11/01/15 (Pre-refunded/ETM)	95	99,157
New York NY GO
Series 2012G
5.00%, 4/01/16	870	923,897
New York St Dormitory Auth (New York Dorm Facs)
Series 2013A
5.00%, 7/01/26	205	242,779
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	425	490,025
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/26	1,000	1,180,010
Triborough Bridge & Tunnel Authority
Series 2013B
5.00%, 11/15/20	1,215	1,450,844

		8,169,512

North Carolina - 2.0%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21	150	174,047

	Principal Amount (000)	U.S. $ Value
State of North Carolina
Series 2010B
5.00%, 6/01/17	2,450	2,718,446
State of North Carolina (State of North Carolina Lease)
Series 2013A
5.00%, 5/01/16	385	409,894

		3,302,387

Ohio - 0.0%
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (a)(b)	32	12,800

Pennsylvania - 0.0%
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)	55	51,350

Texas - 6.9%
Grand Parkway Trnsp Corp. TX
Series 2014A
3.00%, 12/15/16	1,710	1,795,671
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	3,199,621
Houston TX GO
NATL Series 2007A
5.00%, 3/01/15	3,300	3,338,346
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	2,765	3,160,395

		11,494,033

Utah - 0.9%
Utah GO
Series 2010C
5.00%, 7/01/17	1,345	1,498,357

Virginia - 0.9%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2013
5.00%, 3/15/16	1,370	1,452,227

Washington - 2.3%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	1,815	2,143,333
King Cnty WA GO
Series 2012
5.00%, 6/01/15	380	389,143
Washington Fed Hwy Grant
Series 2012F
5.00%, 9/01/16	700	755,531
Series 2012F-1
5.00%, 9/01/22	535	639,432

		3,927,439

Total Long-Term Municipal Bonds (cost $83,315,913)		86,870,112

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 0.8%
Alaska - 0.8%
City of Valdez AK (Exxon Mobil Corp.)
Series 1993A
0.05%, 12/01/33 (e)	200	200,000
0.04%, 12/01/33 (e)	1,100	1,100,000

Total Short-Term Municipal Notes (cost $1,300,000)		1,300,000

Total Municipal Obligations (cost $84,615,913)		88,170,112

	Shares
COMMON STOCKS - 26.8%
Financials - 5.4%
Banks - 1.7%
Axis Bank Ltd.	7,250	56,175
Bank Hapoalim BM	8,520	42,554
Bank Mandiri Persero Tbk PT	43,000	37,146
Bank of America Corp.	22,500	383,400
Bank of Baroda	2,970	52,011
Bank of Montreal	620	45,468
Bank of Nova Scotia (The)	700	43,157
Bank of Queensland Ltd.	2,150	22,488
Citigroup, Inc.	2,500	134,925
Comerica, Inc.	1,700	79,237
Danske Bank A/S	4,590	130,283
Fifth Third Bancorp	1,200	24,144
HDFC Bank Ltd.	5,950	91,347
HSBC Holdings PLC	16,050	159,709
ICICI Bank Ltd.	2,110	59,425
ING Groep NV (c)	6,714	98,155
Intesa Sanpaolo SpA	23,150	71,250
Itausa - Investimentos Itau SA (Preference Shares)	11,000	44,790
JPMorgan Chase & Co.	4,200	252,672
Kasikornbank PCL (NVDR)	7,900	59,435
Mitsubishi UFJ Financial Group, Inc.	18,000	103,668
PNC Financial Services Group, Inc. (The)	650	56,855
Shinhan Financial Group Co., Ltd.	1,240	55,450
Societe Generale SA	2,605	129,288
Sumitomo Mitsui Financial Group, Inc.	1,900	71,336
Toronto-Dominion Bank (The)	1,680	84,654
UniCredit SpA	23,290	172,022
Wells Fargo & Co.	6,900	375,912

		2,936,956

Company	Shares	U.S. $ Value
Capital Markets - 0.6%
Affiliated Managers Group, Inc. (c)	918	186,896
Bank of New York Mellon Corp. (The)	2,100	84,063
BlackRock, Inc.-Class A	590	211,857
Daiwa Securities Group, Inc.	33,000	265,653
Partners Group Holding AG	80	22,962
UBS Group AG (c)	15,943	286,273

		1,057,704

Consumer Finance - 0.4%
Capital One Financial Corp.	3,500	291,200
Discover Financial Services	2,400	157,320
Muthoot Finance Ltd.	18,170	57,419
Shriram Transport Finance Co., Ltd.	7,110	124,090
SLM Corp.	11,800	114,224

		744,253

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.-Class B (c)	950	141,256
Cerved Information Solutions SpA (c)	16,085	84,843
Friends Life Group Ltd.	8,870	51,099
Intercontinental Exchange, Inc.	830	187,572
ORIX Corp.	12,800	169,180
Voya Financial, Inc.	3,400	142,392

		776,342

Insurance - 1.6%
ACE Ltd.	425	48,595
Admiral Group PLC	8,640	167,154
AIA Group Ltd.	57,800	333,261
Allstate Corp. (The)	4,000	272,600
American Financial Group, Inc./OH	1,800	108,702
American International Group, Inc.	4,050	221,940
AON PLC	1,650	152,608
Aspen Insurance Holdings Ltd.	950	42,019
Assurant, Inc.	1,800	121,662
Aviva PLC	2,452	19,501
BB Seguridade Participacoes SA	11,700	152,603
Chubb Corp. (The)	681	70,177
Hanover Insurance Group, Inc. (The)	1,200	85,536
Lancashire Holdings Ltd.	1,127	9,506
Lincoln National Corp.	1,750	99,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	810	166,681
PartnerRe Ltd.	1,400	163,114
Progressive Corp. (The)	850	23,154
Prudential PLC	10,510	253,672
Suncorp Group Ltd.	3,580	43,634
Travelers Cos., Inc. (The)	1,100	114,895
Unum Group	550	18,271

		2,688,387

Real Estate Management & Development - 0.4%
Ayala Land, Inc.	93,900	70,946
China Overseas Land & Investment Ltd.	12,000	35,894
Daito Trust Construction Co., Ltd.	1,600	181,134
Global Logistic Properties Ltd.	107,000	214,890
Lend Lease Group	4,720	61,490

Company	Shares	U.S. $ Value
Mitsubishi Estate Co., Ltd.	1,000	22,530
Mitsui Fudosan Co., Ltd.	1,000	28,930

		615,814

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	12,820	238,491
LIC Housing Finance Ltd.	7,570	51,620

		290,111

		9,109,567

Consumer Discretionary - 4.6%
Auto Components - 0.4%
Aisin Seiki Co., Ltd.	1,900	67,938
Bridgestone Corp.	1,900	65,336
Cie Generale des Etablissements Michelin-Class B	1,278	117,501
GKN PLC	10,720	57,711
Lear Corp.	850	81,523
Plastic Omnium SA	1,940	50,677
Sumitomo Electric Industries Ltd.	8,800	114,531
Valeo SA	1,096	134,842

		690,059

Automobiles - 0.5%
Ford Motor Co.	12,600	198,198
Great Wall Motor Co., Ltd.-Class H	16,000	80,866
Honda Motor Co., Ltd.	5,200	157,238
Hyundai Motor Co.	330	53,016
Tata Motors Ltd.	7,380	62,836
Tata Motors Ltd.-Class A	2,910	15,830
Toyota Motor Corp.	4,300	264,362
Volkswagen AG (Preference Shares)	270	62,192

		894,538

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	14,100	152,789
Kroton Educacional SA	26,600	185,305

		338,094

Hotels, Restaurants & Leisure - 0.5%
Ajisen China Holdings Ltd.	46,000	33,256
Galaxy Entertainment Group Ltd.	11,000	75,312
Melco International Development Ltd.	54,000	127,886
Merlin Entertainments PLC (f)	8,967	52,946
Sands China Ltd.	12,800	76,479
Sodexo SA	910	91,788
Starbucks Corp.	4,060	329,713
Yum! Brands, Inc.	540	41,715

		829,095

Household Durables - 0.1%
PulteGroup, Inc.	5,800	125,454

Internet & Catalog Retail - 0.3%
Just Eat PLC (c)	12,977	70,925
Priceline Group, Inc. (The) (c)	268	310,931
Vipshop Holdings Ltd. (ADR) (c)	4,140	94,640

		476,496

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Polaris Industries, Inc.	1,237	193,850

Media - 0.9%
Comcast Corp.-Class A	5,878	335,281
CTS Eventim AG & Co. KGaA	1,400	43,277
Liberty Global PLC-Class A (c)	1,079	56,098
Liberty Global PLC-Series C (c)	5,312	265,175
Naspers Ltd.-Class N	2,420	313,202
Time Warner, Inc.	2,476	210,757
Twenty-First Century Fox, Inc.-Class A	3,200	117,760
Walt Disney Co. (The)	2,632	243,486

		1,585,036

Multiline Retail - 0.2%
B&M European Value Retail SA (c)	19,515	81,525
Dillard’s, Inc.-Class A	500	58,940
Dollar General Corp. (c)	2,300	153,502
Matahari Department Store Tbk PT	16,000	19,670

		313,637

Specialty Retail - 0.9%
Foot Locker, Inc.	2,600	148,954
GameStop Corp.-Class A	3,500	132,335
Home Depot, Inc. (The)	3,550	352,870
Kingfisher PLC	9,240	45,080
L’Occitane International SA	13,250	33,931
Mr. Price Group Ltd.	1,630	34,733
O’Reilly Automotive, Inc. (c)	900	164,466
Office Depot, Inc. (c)	26,600	176,358
Shimamura Co., Ltd.	600	50,184
Sports Direct International PLC (c)	13,372	137,711
Ulta Salon Cosmetics & Fragrance, Inc. (c)	1,061	134,206
Yamada Denki Co., Ltd.	19,200	63,179

		1,474,007

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	2,015	189,271
Eclat Textile Co., Ltd.	6,080	60,556
Global Brands Group Holding Ltd. (c)	118,000	26,323
Hugo Boss AG	590	77,558
Kering	170	35,109
NIKE, Inc.-Class B	2,856	283,572
Ralph Lauren Corp.	340	62,866
Samsonite International SA	13,600	45,266
Titan Co., Ltd.	1,370	8,192

		788,713

		7,708,979

Information Technology - 4.2%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc.	10,600	119,886

Company	Shares	U.S. $ Value
Cisco Systems, Inc.	1,000	27,640
F5 Networks, Inc. (c)	840	108,520
Harris Corp.	1,117	80,055

		336,101

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	3,163	169,632

Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. (ADR) (c)	1,219	136,089
Baidu, Inc. (Sponsored ADR) (c)	1,049	257,120
Facebook, Inc.-Class A (c)	3,430	266,511
Google, Inc.-Class A (c)	482	264,657
Google, Inc.-Class C (c)	492	266,580
LinkedIn Corp.-Class A (c)	470	106,347
Telecity Group PLC	9,488	120,168

		1,417,472

IT Services - 0.5%
Booz Allen Hamilton Holding Corp.	2,200	59,862
HCL Technologies Ltd.	1,090	29,269
Tata Consultancy Services Ltd.	780	33,216
Visa, Inc.-Class A	2,255	582,218
Xerox Corp.	12,800	178,688

		883,253

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc.	56,000	67,922
Altera Corp.	3,480	130,918
Applied Materials, Inc.	5,700	137,085
Intel Corp.	8,300	309,175
Lam Research Corp.	1,100	90,904
Linear Technology Corp.	2,540	116,916
Micron Technology, Inc. (c)	1,600	57,520
Novatek Microelectronics Corp.	14,000	79,001
NXP Semiconductor NV (c)	1,698	132,121
Samsung Electronics Co., Ltd.	150	173,787
Sumco Corp.	5,500	70,411
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	59,818
Tokyo Electron Ltd.	700	48,784

		1,474,362

Software - 0.6%
ANSYS, Inc. (c)	3,096	258,578
Aspen Technology, Inc. (c)	2,280	86,047
Dassault Systemes	290	18,941
Electronic Arts, Inc. (c)	3,500	153,755
Microsoft Corp.	7,200	344,232
NetSuite, Inc. (c)	969	102,472
ServiceNow, Inc. (c)	1,433	91,654

		1,055,679

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	9,097	1,081,906
Asustek Computer, Inc.	7,000	76,249

Company	Shares	U.S. $ Value
Casetek Holdings Ltd.	10,000	61,726
Catcher Technology Co., Ltd.	14,000	118,267
Hewlett-Packard Co.	8,300	324,198

		1,662,346

		6,998,845

Health Care - 3.3%
Biotechnology - 0.7%
Actelion Ltd. (REG) (c)	1,500	177,857
Biogen Idec, Inc. (c)	1,200	369,228
Gilead Sciences, Inc. (c)	5,695	571,322

		1,118,407

Health Care Equipment & Supplies - 0.2%
Align Technology, Inc. (c)	566	32,206
Covidien PLC	850	85,850
Intuitive Surgical, Inc. (c)	525	271,829

		389,885

Health Care Providers & Services - 0.8%
Aetna, Inc.	2,100	183,204
Catamaran Corp. (c)	670	33,849
Express Scripts Holding Co. (c)	1,100	91,465
McKesson Corp.	640	134,886
Premier, Inc.-Class A (c)	1,994	67,836
UnitedHealth Group, Inc.	5,357	528,361
WellPoint, Inc.	2,000	255,820

		1,295,421

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	856	207,738
Mettler-Toledo International, Inc. (c)	373	109,386
Quintiles Transnational Holdings, Inc. (c)	2,970	171,725

		488,849

Pharmaceuticals - 1.3%
Allergan, Inc./United States	2,333	499,005
Astellas Pharma, Inc.	7,400	106,476
GlaxoSmithKline PLC	9,770	226,657
Johnson & Johnson	3,200	346,400
Lupin Ltd.	420	10,005
Merck & Co., Inc.	3,300	199,320
Novo Nordisk A/S-Class B	1,920	87,391
Pfizer, Inc.	13,700	426,755
Roche Holding AG	750	224,430
Sun Pharmaceutical Industries Ltd.	9,990	134,971

		2,261,410

		5,553,972

Industrials - 3.0%
Aerospace & Defense - 0.5%
Airbus Group NV	3,300	201,025
Boeing Co. (The)	1,950	262,002
General Dynamics Corp.	425	61,778

Company	Shares	U.S. $ Value
L-3 Communications Holdings, Inc.	125	15,575
MTU Aero Engines AG	260	23,165
Northrop Grumman Corp.	700	98,651
Precision Castparts Corp.	477	113,478
Safran SA	1,530	98,952
Zodiac Aerospace	335	11,106

		885,732

Air Freight & Logistics - 0.1%
Royal Mail PLC	10,920	71,243

Airlines - 0.2%
Delta Air Lines, Inc.	5,100	238,017
International Consolidated Airlines Group SA (c)	13,290	94,746
Qantas Airways Ltd. (c)	33,100	54,005

		386,768

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	12,970	229,777
Edenred	6,004	173,052

		402,829

Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	690	18,170

Electrical Equipment - 0.2%
Amara Raja Batteries Ltd.	2,900	34,821
AMETEK, Inc.	4,406	224,530

		259,351

Industrial Conglomerates - 0.4%
Alliance Global Group, Inc.	37,500	20,679
Bidvest Group Ltd. (The)	2,030	53,604
Danaher Corp.	4,186	349,782
General Electric Co.	5,900	156,291
Hutchison Whampoa Ltd.	3,000	37,570
Toshiba Corp.	23,000	102,338

		720,264

Machinery - 0.5%
Caterpillar, Inc.	1,200	120,720
Dover Corp.	1,400	107,786
ITT Corp.	2,400	99,360
JTEKT Corp.	6,400	106,195
Pall Corp.	2,320	222,975
Wabtec Corp./DE	2,550	225,650

		882,686

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	22	45,887
Nippon Yusen KK	31,000	87,512

		133,399

Professional Services - 0.5%
51job, Inc. (ADR) (c)	476	17,493
Applus Services SA (c)	5,094	62,274
Bureau Veritas SA	8,232	196,209

Company	Shares	U.S. $ Value
Capita PLC	19,298	322,158
Intertek Group PLC	6,896	251,248
Teleperformance	310	21,644

		871,026

Road & Rail - 0.1%
Canadian National Railway Co.	510	36,229
Central Japan Railway Co.	600	87,148
Globaltrans Investment PLC (Sponsored GDR) (f)	4,740	33,180

		156,557

Trading Companies & Distributors - 0.1%
Brenntag AG	820	45,144
Bunzl PLC	2,390	66,576
Mitsubishi Corp.	2,700	51,025

		162,745

		4,950,770

Consumer Staples - 2.2%
Beverages - 0.3%
Asahi Group Holdings Ltd.	1,100	34,287
Molson Coors Brewing Co.-Class B	200	15,470
Monster Beverage Corp. (c)	4,328	485,385

		535,142

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,730	245,868
CVS Health Corp.	6,860	626,730
Koninklijke Ahold NV	7,282	128,538
Kroger Co. (The)	2,600	155,584
Lenta Ltd. (GDR) (c)(f)	9,091	71,092
Magnit PJSC (Sponsored GDR) (f)	880	50,908
Olam International Ltd.	51,136	84,694
Tsuruha Holdings, Inc.	400	22,548

		1,385,962

Food Products - 0.3%
Archer-Daniels-Midland Co.	850	44,778
Hain Celestial Group, Inc. (The) (c)	800	90,576
Keurig Green Mountain, Inc.	710	100,919
Mead Johnson Nutrition Co.-Class A	1,745	181,201

		417,474

Household Products - 0.0%
Procter & Gamble Co. (The)	900	81,387

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,430	106,020

Tobacco - 0.7%
British American Tobacco PLC	5,475	323,721
Imperial Tobacco Group PLC	2,210	102,019
Japan Tobacco, Inc.	10,300	330,173

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	4,889	425,001

		1,180,914

		3,706,899

Energy - 1.7%
Energy Equipment & Services - 0.4%
Aker Solutions ASA (c)(f)	5,430	32,586
Baker Hughes, Inc.	300	17,100
FMC Technologies, Inc. (c)	3,730	178,182
Helmerich & Payne, Inc.	175	12,171
Nabors Industries Ltd.	3,700	48,544
National Oilwell Varco, Inc.	400	26,816
Schlumberger Ltd.	3,286	282,432

		597,831

Oil, Gas & Consumable Fuels - 1.3%
BG Group PLC	10,090	141,712
Canadian Natural Resources Ltd.	1,450	48,135
Chesapeake Energy Corp.	1,100	22,286
Chevron Corp.	1,200	130,644
China Petroleum & Chemical Corp.-Class H	63,000	50,997
Exxon Mobil Corp.	5,600	507,024
Hess Corp.	2,900	211,497
JX Holdings, Inc.	34,000	126,511
LUKOIL OAO (London) (Sponsored ADR)	850	38,887
LUKOIL OAO (Sponsored ADR)	160	7,448
Marathon Oil Corp.	475	13,737
Marathon Petroleum Corp.	950	85,585
Murphy Oil Corp.	1,900	91,998
Occidental Petroleum Corp.	2,500	199,425
Petroleo Brasileiro SA (Sponsored ADR)	4,670	47,681
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,018	100,442
SM Energy Co.	400	17,380
Suncor Energy, Inc. (Toronto)	1,400	44,210
Total SA	2,770	154,572
Valero Energy Corp.	3,500	170,135

		2,210,306

		2,808,137

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	6,700	237,046
Bezeq The Israeli Telecommunication Corp., Ltd.	18,048	31,935
CenturyLink, Inc.	750	30,578
Nippon Telegraph & Telephone Corp.	2,800	149,727
Orange SA	9,780	172,347
Telecom Italia SpA (savings shares)	110,360	97,769
Vivendi SA (c)	2,600	66,119

		785,521

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	7,500	92,533
Rogers Communications, Inc.-Class B	780	31,220
SoftBank Corp.	3,600	239,831
Tower Bersama Infrastructure Tbk PT	67,000	51,767

Company	Shares	U.S. $ Value
Turkcell Iletisim Hizmetleri AS (c)	9,300	58,943
Vodafone Group PLC	40,608	148,638
Vodafone Group PLC (Sponsored ADR)	3,200	116,960

		739,892

		1,525,413

Materials - 0.8%
Chemicals - 0.7%
Arkema SA	950	64,628
BASF SE	370	33,531
CF Industries Holdings, Inc.	100	26,815
Chr Hansen Holding A/S	1,560	65,951
Denki Kagaku Kogyo KK	13,000	44,396
Eastman Chemical Co.	1,250	103,650
Essentra PLC	19,386	228,227
IMCD Group NV (c)	616	17,874
JSR Corp.	6,300	112,670
Koninklijke DSM NV	1,520	99,927
LyondellBasell Industries NV-Class A	1,700	134,062
Mitsubishi Gas Chemical Co., Inc.	11,000	62,945
Monsanto Co.	824	98,806

		1,093,482

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (f)	371	21,195

Metals & Mining - 0.1%
Alcoa, Inc.	1,600	27,664
Barrick Gold Corp.	3,100	36,707
Dowa Holdings Co., Ltd.	4,000	33,110
Rio Tinto PLC	1,520	70,654
Tata Steel Ltd.	5,890	44,793

		212,928

Paper & Forest Products - 0.0%
Mondi PLC	3,610	61,616

		1,389,221

Utilities - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	1,900	109,345
Edison International	2,700	171,612
EDP-Energias de Portugal SA	11,210	45,985
Electricite de France SA	2,230	66,750
Enel SpA	13,200	63,676
Westar Energy, Inc.	2,000	78,180

		535,548

Gas Utilities - 0.1%
Atmos Energy Corp.	700	37,590
UGI Corp.	4,050	152,725

		190,315

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	8,855	41,811
Calpine Corp. (c)	5,900	135,464

Company	Shares	U.S. $ Value
NRG Energy, Inc.	2,800	87,528

		264,803

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	3,500	83,790
CMS Energy Corp.	1,700	56,270
Public Service Enterprise Group, Inc.	700	29,246

		169,306

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	47,021

		1,206,993

Total Common Stocks (cost $35,267,606)		44,958,796

INVESTMENT COMPANIES - 19.1%
Funds and Investment Trusts - 19.1%
AB Cap Fund-Multi-Manager Alternative Strategies Fund Class Z (c)(g)	959,128	9,715,963
AB Pooling Portfolio-Multi-Asset Real Return Portfolio (g)	597,682	4,655,945
AB Pooling Portfolio-Volatility Management Portfolio (g)	1,403,732	17,630,878

Total Investment Companies (cost $29,801,392)		32,002,786

WARRANTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/24/15 (c)	8,689	25,904

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (c)	8,869	16,316

Total Warrants (cost $24,711)		42,220

RIGHTS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (c) (cost $0)	1,050	3,089

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (g)(h) (cost $1,780,509)	1,780,509	1,780,509

Company	Shares	U.S. $ Value
Total Investments - 99.6% (cost $151,490,131) (i)		$166,957,512
Other assets less liabilities - 0.4% (j)		719,193

Net Assets - 100.0%		$167,676,705

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2014	Unrealized Appreciation/ (Depreciation)
Long Future
Purchased Contracts
Euro STOXX 50 Index Futures	1	December 2014	$38,151	$40,338	$2,187

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank	USD	98	SEK	725	2/18/15	$(915)
Deutsche Bank AG	GBP	423	USD	670	2/18/15	9,286
Deutsche Bank AG	USD	653	CAD	743	2/18/15	(4,470)
Goldman Sachs Bank USA	JPY	51,713	USD	456	2/18/15	20,258
HSBC Bank USA	JPY	61,164	USD	534	2/18/15	18,080
State Street Bank & Trust Co.	CHF	271	USD	282	2/18/15	808
State Street Bank & Trust Co.	EUR	198	USD	249	2/18/15	2,451
State Street Bank & Trust Co.	EUR	333	USD	413	2/18/15	(842)
State Street Bank & Trust Co.	GBP	396	USD	630	2/18/15	12,156
State Street Bank & Trust Co.	HKD	3,487	USD	450	2/18/15	156
State Street Bank & Trust Co.	JPY	96,648	USD	840	2/18/15	24,881
State Street Bank & Trust Co.	NOK	198	USD	29	2/18/15	608
State Street Bank & Trust Co.	USD	373	AUD	433	2/18/15	(6,867)
State Street Bank & Trust Co.	USD	311	CAD	350	2/18/15	(4,997)
State Street Bank & Trust Co.	USD	33	CAD	38	2/18/15	17
State Street Bank & Trust Co.	USD	199	CHF	191	2/18/15	(1,394)
State Street Bank & Trust Co.	USD	409	CHF	396	2/18/15	1,554
State Street Bank & Trust Co.	USD	134	EUR	107	2/18/15	(942)
State Street Bank & Trust Co.	USD	166	GBP	106	2/18/15	(592)
State Street Bank & Trust Co.	USD	63	NOK	433	2/18/15	(1,524)
State Street Bank & Trust Co.	USD	224	NZD	293	2/18/15	3,654
State Street Bank & Trust Co.	USD	97	SEK	719	2/18/15	(841)
State Street Bank & Trust Co.	USD	244	SGD	315	2/18/15	$(2,255)

						$68,270

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$900	3/04/24	2.493%	CPI	#	$(39,691)	$(500)		$(39,191)
Bank of America, NA	600	7/09/24	2.613%	CPI	#	(32,925)	– 0	–	(32,925)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(107,963)	– 0	–	(107,963)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(147,403)	– 0	–	(147,403)
Citibank	450	8/26/20	2.298%	CPI	#	(12,859)	– 0	–	(12,859)
Citibank	300	5/24/23	2.533%	CPI	#	(17,210)	– 0	–	(17,210)
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(88,964)	– 0	–	(88,964)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(88,017)	– 0	–	(88,017)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(18,587)	– 0	–	(18,587)

						$(553,619)	$(500)		$(553,119)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $261,907 or 0.2% of net assets.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,754,650 and gross unrealized depreciation of investments was $(2,287,269), resulting in net unrealized appreciation of $15,467,381.
(j)	An amount of U.S. $3,733 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2014.

As of November 30, 2014, the Strategy held 52.8% of its total investments in municipal bonds. Of the total investments in municipal bonds, 14.7% is insured (13.5% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
NATL	-	National Interstate Corporation
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
PUD	-	Public Utility District
REG	-	Registered Shares

AB Wealth Strategies

Tax-Managed Balanced Wealth

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$87,262,455		$907,657		$88,170,112
Common Stock:
Financials		5,090,170		4,019,397		– 0	–	9,109,567
Consumer Discretionary		4,741,923		2,967,056		– 0	–	7,708,979
Information Technology		6,074,502		924,343		– 0	–	6,998,845
Health Care		4,378,447		1,175,525		– 0	–	5,553,972
Industrials		2,405,141		2,545,629		– 0	–	4,950,770
Consumer Staples		2,765,613		941,286		– 0	–	3,706,899
Energy		2,226,455		581,682		– 0	–	2,808,137
Telecommunication Services		415,804		1,109,609		– 0	–	1,525,413
Materials		466,773		922,448		– 0	–	1,389,221
Utilities		988,771		218,222		– 0	–	1,206,993
Investment Companies		32,002,786		– 0	–	– 0	–	32,002,786
Warrants		– 0	–	42,220		– 0	–	42,220
Rights		3,089		– 0	–	– 0	–	3,089
Short-Term Investments		1,780,509		– 0	–	– 0	–	1,780,509

Total Investments in Securities		63,339,983		102,709,872		907,657		166,957,512
Other Financial Instruments* :
Assets:
Futures		– 0	–	2,187		– 0	–	2,187
Forward Currency Exchange Contracts		– 0	–	93,909		– 0	–	93,909
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(25,639)		– 0	–	(25,639)
Inflation (CPI) Swaps		– 0	–	(553,119)		– 0	–	(553,119)

Total^		$63,339,983		$102,227,210		$907,657		$166,474,850

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations		Total
Balance as of 8/31/14	$940,771		$940,771
Accrued discounts/(premiums)	693		693
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	11,193		11,193
Purchases	– 0	–	– 0	–
Sales	(45,000)		(45,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/14	$907,657		$907,657

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/14	$11,193		$11,193

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Conservative Wealth Strategy

Portfolio of Investments

November 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.1%
Long-Term Municipal Bonds - 67.1%
Alaska - 1.4%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	$775	$799,932

Arizona -1.4%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24	675	798,761

Arkansas - 0.3%
State of Arkansas
Series 2014
5.00%, 10/01/16 (a)	140	151,636

California - 0.6%
California GO
Series 2012
5.00%, 9/01/20	270	322,148

Colorado - 3.8%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	579,570
Denver CO City & Cnty Wtr Commr
Series 2012B
5.00%, 12/15/15	800	839,960
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/16-12/01/21	415	457,220
Northern Colorado Water Conservancy District
AMBAC Series 2007J
5.00%, 12/01/14	230	230,000

		2,106,750

Connecticut - 0.1%
Connecticut GO
Series 2014A
5.00%, 3/01/30	70	82,214

District of Columbia - 0.5%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	296,962

Florida - 8.0%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/24	205	239,479
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	110	129,676

	Principal Amount (000)	U.S. $ Value
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/19	1,140	1,331,497
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/15	375	386,333
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	995,904
Florida GO
Series 2012B
5.00%, 7/01/17	550	611,209
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	300	321,831
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
3.00%, 11/15/15	200	204,828
Orlando & Orange Cnty Expwy Auth FL
Series 2013B
5.00%, 7/01/22	155	184,780

		4,405,537

Georgia - 3.4%
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009B
5.25%, 3/15/24	305	343,616
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	190	208,050
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	385	417,667
Municipal Electric Authority of Georgia
Series 2012B
5.00%, 1/01/18	555	624,819
State of Georgia
Series 2012A
5.00%, 7/01/16	265	284,414

		1,878,566

Illinois - 2.8%
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 12/15/15	300	314,922
State of Illinois
Series 2012
5.00%, 8/01/15-8/01/23	335	358,745
Series 2014
5.00%, 5/01/22-5/01/28	160	176,352

	Principal Amount (000)	U.S. $ Value
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/16	385	412,231
Series 2012B
5.00%, 6/15/19	255	261,395

		1,523,645

Indiana - 1.0%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	75	81,230
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	176,675
Indiana Finance Auth (Indiana SRF)
Series 2012B
5.00%, 2/01/27	275	321,029

		578,934

Kentucky - 1.0%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
Series 2014A
5.00%, 9/01/25	440	528,687

Louisiana - 0.9%
City of New Orleans LA
NATL Series 2005
5.25%, 12/01/20	450	469,337

Massachusetts - 1.6%
Commonwealth of Massachusetts
AGM Series 2006C
2.538%, 11/01/19 (b)	300	316,443
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/16	540	577,341

		893,784

Michigan - 2.6%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
0.757%, 7/01/32 (c)	410	346,553
Michigan Fin Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/20	915	1,066,752

		1,413,305

	Principal Amount (000)	U.S. $ Value
Missouri - 2.3%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	375	403,376
Springfield Public Utilities Board
Series 2012
5.00%, 12/01/14	850	850,000

		1,253,376

Nevada - 2.5%
Nevada Hwy Motor Veh Fuel Tax
Series 2012
5.00%, 12/01/16	325	353,785
Nevada Unemployment
Series 2013
5.00%, 12/01/16	685	747,677
State of Nevada
Series 2008C
5.00%, 6/01/15	260	266,243

		1,367,705

New Jersey - 1.1%
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	330	350,661
New Jersey EDA (New Jersey Lease Trnsp Pj)
Series 2008A
5.00%, 5/01/17	250	271,760

		622,421

New York - 8.2%
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/23-11/15/26	475	561,358
New York NY GO
Series 2008C
5.25%, 8/01/17	160	179,114
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	150	160,965
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/18	1,000	1,137,960
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	306,391
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	280	297,385

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	423,912
Series 2013A
5.00%, 2/15/20	355	419,262
Series 2014A
5.00%, 2/15/28	190	224,703
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	165	190,245
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/16	480	509,001
Port Authority of New York & New Jersey
Series 20131
5.00%, 12/01/28	120	137,879

		4,548,175

North Carolina - 0.5%
State of North Carolina
Series 2013E
5.00%, 5/01/16	240	255,907

Ohio - 2.8%
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/16	490	513,069
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	285	327,525
Ohio GO
Series 2009C
5.00%, 8/01/16	680	731,612

		1,572,206

Pennsylvania - 3.3%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	220	244,543
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
Series 2012
5.00%, 7/01/15	655	672,914
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	906,201

		1,823,658

	Principal Amount (000)	U.S. $ Value
Rhode Island - 1.2%
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	679,140

Texas - 9.2%
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/28	160	191,101
City Public Service Board of San Antonio TX
Series 2012B
2.00%, 12/01/27	635	645,262
Series 2014
5.00%, 2/01/17	70	76,698
Dallas/Fort Worth International Airport
Series 2009A
5.00%, 11/01/15	1,010	1,053,632
Denton Independent School District
Series 2012A
2.125%, 8/01/42	180	182,095
Houston Independent School District
Series 2014
5.00%, 2/15/17 (a)	755	828,711
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc./The)
Series 2007
5.50%, 8/01/22	460	543,347
San Antonio TX Util Drainage Sys
Series 2013
5.00%, 2/01/27	135	158,899
San Antonio TX Wtr
NATL Series 2007
5.50%, 5/15/16	680	730,606
Spring TX ISD GO
Series 2011
5.00%, 8/15/24	600	699,660

		5,110,011

Virginia - 1.8%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	580	640,465
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2013
5.00%, 3/15/16	310	328,606

		969,071

Washington - 3.3%
City of Seattle WA
Series 2014
5.00%, 5/01/16	335	357,154
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/19	620	723,428

	Principal Amount (000)	U.S. $ Value
State of Washington
Series 2011R
5.00%, 7/01/17	650	721,981

		1,802,563

Wisconsin - 1.5%
State of Wisconsin
Series 20143
5.00%, 11/01/21	190	229,341
Series 2014B
5.00%, 5/01/16	575	611,760

		841,101

Total Municipal Obligations (cost $35,896,920)		37,095,532

	Shares
COMMON STOCKS - 18.1%
Financials - 3.7%
Banks - 1.2%
Axis Bank Ltd.	1,670	12,940
Bank Hapoalim BM	2,070	10,339
Bank Mandiri Persero Tbk PT	10,500	9,070
Bank of America Corp.	5,000	85,200
Bank of Baroda	660	11,558
Bank of Montreal	140	10,267
Bank of Nova Scotia (The)	160	9,864
Bank of Queensland Ltd.	490	5,125
Citigroup, Inc.	500	26,985
Comerica, Inc.	375	17,479
Danske Bank A/S	1,090	30,939
Fifth Third Bancorp	350	7,042
HDFC Bank Ltd.	1,310	20,112
HSBC Holdings PLC	3,500	34,827
ICICI Bank Ltd.	480	13,518
ING Groep NV (d)	1,520	22,222
Intesa Sanpaolo SpA	5,250	16,158
Itausa-Investimentos Itau SA (Preference Shares)	2,500	10,179
JPMorgan Chase & Co.	750	45,120
Kasikornbank PCL (NVDR)	1,800	13,542
Mitsubishi UFJ Financial Group, Inc.	3,900	22,461
PNC Financial Services Group, Inc. (The)	100	8,747
Shinhan Financial Group Co., Ltd.	260	11,627
Societe Generale SA	629	31,218
Sumitomo Mitsui Financial Group, Inc.	500	18,773
Toronto-Dominion Bank (The)	380	19,148
UniCredit SpA	5,610	41,436
Wells Fargo & Co.	1,500	81,720

		647,616

Capital Markets - 0.4%
Affiliated Managers Group, Inc. (d)	207	42,143
Bank of New York Mellon Corp. (The)	450	18,013
BlackRock, Inc.-Class A	133	47,758

Company	Shares	U.S. $ Value
Daiwa Securities Group, Inc.	7,000	56,351
Partners Group Holding AG	20	5,741
State Street Corp.	100	7,673
UBS Group AG	3,478	62,451

		240,130

Consumer Finance - 0.3%
Capital One Financial Corp.	750	62,400
Discover Financial Services	575	37,691
Muthoot Finance Ltd.	4,250	13,431
Shriram Transport Finance Co., Ltd.	1,630	28,448
SLM Corp.	2,600	25,168

		167,138

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.-Class B (d)	200	29,738
Cerved Information Solutions SpA (d)	2,788	14,706
Friends Life Group Ltd.	2,210	12,732
Intercontinental Exchange, Inc.	181	40,904
ORIX Corp.	2,900	38,330
Voya Financial, Inc.	850	35,598

		172,008

Insurance - 1.1%
ACE Ltd.	100	11,434
Admiral Group PLC	2,002	38,732
AIA Group Ltd.	13,200	76,108
Allstate Corp. (The)	850	57,927
American Financial Group, Inc./OH	550	33,214
American International Group, Inc.	875	47,950
AON PLC	350	32,372
Aspen Insurance Holdings Ltd.	200	8,846
Assurant, Inc.	450	30,416
Aviva PLC	1,250	9,942
BB Seguridade Participacoes SA	2,700	35,216
Chubb Corp. (The)	144	14,839
Hanover Insurance Group, Inc. (The)	125	8,910
Lancashire Holdings Ltd.	905	7,633
Lincoln National Corp.	400	22,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185	38,069
PartnerRe Ltd.	275	32,040
Progressive Corp. (The)	175	4,767
Prudential PLC	2,430	58,651
Suncorp Group Ltd.	820	9,994
Travelers Cos., Inc. (The)	175	18,279
Unum Group	125	4,153

		602,144

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	21,600	16,320
China Overseas Land & Investment Ltd.	2,000	5,982
Daito Trust Construction Co., Ltd.	400	45,283
Global Logistic Properties Ltd.	24,000	48,200
Lend Lease Group	1,120	14,591

		130,376

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	2,830	52,647
LIC Housing Finance Ltd.	1,660	11,319

		63,966

		2,023,378

Consumer Discretionary - 3.1%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	500	17,879
Bridgestone Corp.	400	13,755
Cie Generale des Etablissements Michelin-Class B	272	25,008
GKN PLC	2,460	13,243
Lear Corp.	345	33,089
Plastic Omnium SA	490	12,800
Sumitomo Electric Industries Ltd.	1,900	24,728
Valeo SA	250	30,758

		171,260

Automobiles - 0.4%
Ford Motor Co.	3,000	47,190
Great Wall Motor Co., Ltd.-Class H	4,000	20,217
Honda Motor Co., Ltd.	1,200	36,285
Hyundai Motor Co.	60	9,639
Tata Motors Ltd.	1,710	14,560
Tata Motors Ltd.2-Class A	670	3,645
Toyota Motor Corp.	1,000	61,479
Volkswagen AG (Preference Shares)	58	13,360

		206,375

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	3,300	35,759
Kroton Educacional SA	6,200	43,191

		78,950

Hotels, Restaurants & Leisure - 0.3%
Ajisen China Holdings Ltd.	11,000	7,952
Galaxy Entertainment Group Ltd.	3,000	20,540
Melco International Development Ltd.	12,000	28,419
Merlin Entertainments PLC (e)	2,080	12,282
Sands China Ltd.	2,800	16,730
Sodexo SA	220	22,190
Starbucks Corp.	869	70,572
Yum! Brands, Inc.	125	9,656

		188,341

Household Durables - 0.0%
PulteGroup, Inc.	468	10,123

Internet & Catalog Retail - 0.2%
Just Eat PLC (d)	2,168	11,849
Priceline Group, Inc. (The) (d)	59	68,451
Vipshop Holdings Ltd. (ADR) (d)	970	22,174

		102,474

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Polaris Industries, Inc.	270	42,312

Media - 0.7%
Comcast Corp.-Class A	1,283	73,182
CTS Eventim AG & Co. KGaA	300	9,274
Liberty Global PLC-Class A (d)	261	13,569
Liberty Global PLC-Series C (d)	1,279	63,847
Naspers Ltd.-Class N	550	71,182
Smiles SA	600	10,957
Thomson Reuters Corp.	100	3,960
Time Warner, Inc.	540	45,965
Twenty-First Century Fox, Inc.-Class A	700	25,760
Walt Disney Co. (The)	574	53,101

		370,797

Multiline Retail - 0.1%
B&M European Value Retail SA (d)	4,500	18,799
Dillard’s, Inc.-Class A	75	8,841
Dollar General Corp. (d)	500	33,370
Matahari Department Store Tbk PT	3,500	4,303

		65,313

Specialty Retail - 0.6%
Foot Locker, Inc.	650	37,239
GameStop Corp.-Class A	775	29,303
Home Depot, Inc. (The)	775	77,035
Kingfisher PLC	2,150	10,489
L’Occitane International SA	3,500	8,963
Mr. Price Group Ltd.	380	8,097
O’Reilly Automotive, Inc. (d)	179	32,711
Office Depot, Inc. (d)	6,100	40,443
Shimamura Co., Ltd.	100	8,364
Sports Direct International PLC (d)	3,129	32,224
Ulta Salon Cosmetics & Fragrance, Inc. (d)	227	28,713
Yamada Denki Co., Ltd.	4,200	13,820

		327,401

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	469	44,054
Eclat Textile Co., Ltd.	1,040	10,358
Global Brands Group Holding Ltd. (d)	28,000	6,246
Hugo Boss AG	138	18,141
Kering	40	8,261
NIKE, Inc.-Class B	612	60,765
Ralph Lauren Corp.	73	13,498
Samsonite International SA	3,000	9,985
Titan Co., Ltd.	530	3,169

		174,477

		1,737,823

Information Technology - 2.7%
Communications Equipment - 0.1%
Brocade Communications Systems, Inc.	2,400	27,144
Cisco Systems, Inc.	250	6,910
F5 Networks, Inc. (d)	183	23,642

Company	Shares	U.S. $ Value
Harris Corp.	237	16,986

		74,682

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	692	37,112

Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. (ADR) (d)	278	31,036
Baidu, Inc. (Sponsored ADR) (d)	246	60,297
Facebook, Inc.-Class A (d)	750	58,275
Google, Inc.-Class A (d)	105	57,653
Google, Inc.-Class C (d)	106	57,434
LinkedIn Corp.-Class A (d)	102	23,080
Telecity Group PLC	2,220	28,117

		315,892

IT Services - 0.3%
Booz Allen Hamilton Holding Corp.	475	12,925
HCL Technologies Ltd.	250	6,713
Tata Consultancy Services Ltd.	270	11,498
Visa, Inc.-Class A	492	127,029
Xerox Corp.	2,800	39,088

		197,253

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Semiconductor Engineering, Inc.	13,000	15,768
Altera Corp.	759	28,554
Applied Materials, Inc.	1,250	30,062
Intel Corp.	1,800	67,050
Lam Research Corp.	125	10,330
Linear Technology Corp.	544	25,040
Micron Technology, Inc. (d)	550	19,773
Novatek Microelectronics Corp.	3,000	16,929
NXP Semiconductor NV (d)	369	28,712
Samsung Electronics Co., Ltd.	29	33,599
Sumco Corp.	1,200	15,362
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	13,804
Tokyo Electron Ltd.	200	13,938

		318,921

Software - 0.4%
ANSYS, Inc. (d)	677	56,543
Aspen Technology, Inc. (d)	499	18,832
Dassault Systemes	64	4,180
Electronic Arts, Inc. (d)	775	34,046
Microsoft Corp.	1,500	71,715
NetSuite, Inc. (d)	209	22,102
ServiceNow, Inc. (d)	307	19,635

		227,053

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	1,681	199,921
Asustek Computer, Inc.	2,000	21,785
Casetek Holdings Ltd.	2,000	12,345
Catcher Technology Co., Ltd.	4,000	33,791

Company	Shares	U.S. $ Value
Hewlett-Packard Co.	1,800	70,308

		338,150

		1,509,063

Health Care - 2.2%
Biotechnology - 0.5%
Actelion Ltd. (REG)	350	41,500
Biogen Idec, Inc. (d)	262	80,614
Gilead Sciences, Inc. (d)	1,368	137,238

		259,352

Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (d)	130	7,397
Intuitive Surgical, Inc. (d)	114	59,026

		66,423

Health Care Providers & Services - 0.5%
Aetna, Inc.	455	39,694
Catamaran Corp. (d)	170	8,588
Express Scripts Holding Co. (d)	250	20,788
McKesson Corp.	134	28,242
Premier, Inc.-Class A (d)	548	18,643
UnitedHealth Group, Inc.	1,077	106,225
WellPoint, Inc.	450	57,559

		279,739

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	198	48,052
Mettler-Toledo International, Inc. (d)	80	23,461
Quintiles Transnational Holdings, Inc. (d)	647	37,409

		108,922

Pharmaceuticals - 0.9%
Allergan, Inc./United States	502	107,373
Astellas Pharma, Inc.	1,700	24,461
GlaxoSmithKline PLC	2,240	51,966
Johnson & Johnson	850	92,012
Lupin Ltd.	80	1,906
Merck & Co., Inc.	650	39,260
Novo Nordisk A/S-Class B	449	20,437
Pfizer, Inc.	3,000	93,450
Roche Holding AG	180	53,863
Sun Pharmaceutical Industries Ltd.	2,250	30,399

		515,127

		1,229,563

Industrials - 2.1%
Aerospace & Defense - 0.4%
Airbus Group NV	730	44,469
Boeing Co. (The)	423	56,834
General Dynamics Corp.	100	14,536
L-3 Communications Holdings, Inc.	212	26,415
MTU Aero Engines AG	60	5,346
Northrop Grumman Corp.	125	17,616

Company	Shares	U.S. $ Value
Precision Castparts Corp.	103	24,504
Safran SA	350	22,636
Zodiac Aerospace	65	2,155

		214,511

Air Freight & Logistics - 0.0%
Royal Mail PLC	1,730	11,287

Airlines - 0.1%
Delta Air Lines, Inc.	1,000	46,670
International Consolidated Airlines Group SA (d)	2,550	18,179
Qantas Airways Ltd. (d)	7,090	11,568

		76,417

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	2,997	53,095
Edenred	1,388	40,006

		93,101

Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	190	5,003

Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	700	8,405
AMETEK, Inc.	961	48,973

		57,378

Industrial Conglomerates - 0.3%
Alliance Global Group, Inc.	7,400	4,081
Bidvest Group Ltd. (The)	470	12,411
Danaher Corp.	902	75,371
General Electric Co.	2,200	58,278
Hutchison Whampoa Ltd.	1,000	12,523
Toshiba Corp.	5,000	22,247

		184,911

Machinery - 0.3%
Caterpillar, Inc.	250	25,150
Dover Corp.	300	23,097
ITT Corp.	600	24,840
JTEKT Corp.	1,500	24,889
Pall Corp.	507	48,728
Wabtec Corp./DE	557	49,289

		195,993

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	5	10,429
Nippon Yusen KK	7,000	19,761

		30,190

Professional Services - 0.4%
51job, Inc. (ADR) (d)	90	3,308
Applus Services SA (d)	1,215	14,853
Bureau Veritas SA	1,920	45,763
Capita PLC	4,478	74,755
Intertek Group PLC	1,600	58,294

Company	Shares	U.S. $ Value
Teleperformance	80	5,586

		202,559

Road & Rail - 0.1%
Canadian National Railway Co.	130	9,235
Central Japan Railway Co.	100	14,524
Globaltrans Investment PLC (Sponsored GDR) (e)	1,110	7,770

		31,529

Trading Companies & Distributors - 0.1%
Brenntag AG	195	10,735
Bunzl PLC	550	15,321
Mitsubishi Corp.	700	13,229

		39,285

		1,142,164

Consumer Staples - 1.5%
Beverages - 0.2%
Asahi Group Holdings Ltd.	200	6,234
Molson Coors Brewing Co.-Class B	50	3,867
Monster Beverage Corp. (d)	886	99,365

		109,466

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	378	53,721
CVS Health Corp.	1,521	138,959
Koninklijke Ahold NV	1,670	29,478
Kroger Co. (The)	550	32,912
Lenta Ltd. (GDR) (d)(e)	2,113	16,524
Magnit PJSC (Sponsored GDR) (e)	190	10,991
Olam International Ltd.	11,636	19,272
Tsuruha Holdings, Inc.	100	5,637

		307,494

Food Products - 0.2%
Archer-Daniels-Midland Co.	175	9,219
Hain Celestial Group, Inc. (The) (d)	174	19,700
Keurig Green Mountain, Inc.	154	21,890
Mead Johnson Nutrition Co.-Class A	382	39,667

		90,476

Household Products - 0.0%
Procter & Gamble Co. (The)	200	18,086

Personal Products - 0.0%
Estee Lauder Cos., Inc. (The)-Class A	321	23,799

Tobacco - 0.5%
British American Tobacco PLC	1,265	74,796
Imperial Tobacco Group PLC	514	23,728
Japan Tobacco, Inc.	2,400	76,933
Philip Morris International, Inc.	1,062	92,320

		267,777

		817,098

Company	Shares	U.S. $ Value
Energy - 1.1%
Energy Equipment & Services - 0.2%
Aker Solutions ASA (d)(e)	920	5,521
FMC Technologies, Inc. (d)	814	38,885
National Oilwell Varco, Inc.	100	6,704
Schlumberger Ltd.	717	61,626

		112,736

Oil, Gas & Consumable Fuels - 0.9%
BG Group PLC	2,130	29,915
Canadian Natural Resources Ltd.	350	11,619
Chevron Corp.	650	70,765
China Petroleum & Chemical Corp.-Class H	14,200	11,495
Exxon Mobil Corp.	1,100	99,594
Hess Corp.	650	47,404
JX Holdings, Inc.	7,500	27,907
LUKOIL OAO (London) (Sponsored ADR)	190	8,693
LUKOIL OAO2 (Sponsored ADR)	40	1,862
Marathon Petroleum Corp.	200	18,018
Murphy Oil Corp.	400	19,368
Occidental Petroleum Corp.	550	43,874
Petroleo Brasileiro SA (Sponsored ADR)	900	9,189
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	710	23,629
SM Energy Co.	100	4,345
Suncor Energy, Inc. (Toronto)	350	11,052
Total SA	620	34,597
Valero Energy Corp.	775	37,673

		510,999

		623,735

Materials - 0.6%
Chemicals - 0.5%
Arkema SA	220	14,967
BASF SE	80	7,250
CF Industries Holdings, Inc.	21	5,631
Chr Hansen Holding A/S	348	14,712
Denki Kagaku Kogyo KK	3,000	10,245
Eastman Chemical Co.	325	26,949
Essentra PLC	4,590	54,037
IMCD Group NV (d)	148	4,295
JSR Corp.	1,500	26,826
Koninklijke DSM NV	343	22,549
LyondellBasell Industries NV-Class A	325	25,630
Mitsubishi Gas Chemical Co., Inc.	3,000	17,167
Monsanto Co.	177	21,224

		251,482

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (e)	98	5,599

Metals & Mining - 0.1%
Alcoa, Inc.	350	6,051
Barrick Gold Corp.	730	8,644
Dowa Holdings Co., Ltd.	1,000	8,278
Rio Tinto PLC	350	16,269

Company	Shares	U.S. $ Value
Tata Steel Ltd.	1,320	10,038

		49,280

Paper & Forest Products - 0.0%
Mondi PLC	842	14,371

		320,732

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,100	38,918
Bezeq The Israeli Telecommunication Corp., Ltd.	4,284	7,580
CenturyLink, Inc.	175	7,135
Nippon Telegraph & Telephone Corp.	600	32,085
Orange SA	2,280	40,179
Telecom Italia SpA (savings shares)	24,930	22,086
Vivendi SA	586	14,902

		162,885

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	1,500	18,507
Rogers Communications, Inc.-Class B	190	7,605
SoftBank Corp.	800	53,296
Tower Bersama Infrastructure Tbk PT	15,500	11,976
Turkcell Iletisim Hizmetleri AS (d)	2,250	14,260
Vodafone Group PLC	9,270	33,931
Vodafone Group PLC (Sponsored ADR)	475	17,361

		156,936

		319,821

Utilities - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	425	24,459
Edison International	600	38,136
EDP-Energias de Portugal SA	2,550	10,460
Electricite de France SA	510	15,266
Enel SpA	3,030	14,617
Westar Energy, Inc.	450	17,590

		120,528

Gas Utilities - 0.1%
Atmos Energy Corp.	285	15,305
UGI Corp.	975	36,767

		52,072

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	2,197	10,374
Calpine Corp. (d)	1,412	32,419
NRG Energy, Inc.	600	18,756

		61,549

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	650	15,561
DTE Energy Co.	50	4,073
Public Service Enterprise Group, Inc.	150	6,267

		25,901

Company	Shares	U.S. $ Value
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	1,400	10,449

		270,499

Total Common Stocks (cost $7,667,418)		9,993,876

INVESTMENT COMPANIES - 14.0%
Funds and Investment Trusts - 14.0%
AB Cap Fund-Multi-Manager Alternative Strategies Fund Class Z (d)(f)	220,110	2,229,710
AB Pooling Portfolio-Multi-Asset Real Return Portfolio (f)	66,653	519,224
AB Pooling Portfolio-Volatility Management Portfolio (f)	396,256	4,976,972

Total Investment Companies (cost $6,893,660)		7,725,906

WARRANTS - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (d)	2,440	4,489

Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp., Merrill Lynch International, expiring 8/19/15 (d)	140	2,611

Total Warrants (cost $5,608)		7,100

RIGHTS - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arkema SA, expiring 12/03/14 (d) (cost $0)	220	647

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.08% (f)(g) (cost $1,289,825)	1,289,825	1,289,825

Total Investments - 101.5% (cost $51,753,431) (h)		$56,112,886
Other assets less liabilities - (1.5)%		(847,690)

Net Assets - 100.0%		$55,265,196

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	22	SEK	165	2/18/15	$(208)
State Street Bank & Trust Co.	CHF	59	USD	61	2/18/15	176
State Street Bank & Trust Co.	EUR	34	USD	43	2/18/15	421
State Street Bank & Trust Co.	EUR	102	USD	127	2/18/15	(66)
State Street Bank & Trust Co.	GBP	176	USD	280	2/18/15	4,786
State Street Bank & Trust Co.	HKD	766	USD	99	2/18/15	34
State Street Bank & Trust Co.	HKD	56	USD	7	2/18/15	(1)
State Street Bank & Trust Co.	JPY	47,675	USD	417	2/18/15	14,839
State Street Bank & Trust Co.	USD	83	AUD	96	2/18/15	(1,528)
State Street Bank & Trust Co.	USD	215	CAD	244	2/18/15	(2,010)
State Street Bank & Trust Co.	USD	4	CAD	5	2/18/15	2
State Street Bank & Trust Co.	USD	43	CHF	41	2/18/15	(299)
State Street Bank & Trust Co.	USD	94	CHF	91	2/18/15	357
State Street Bank & Trust Co.	USD	11	EUR	9	2/18/15	16
State Street Bank & Trust Co.	USD	43	EUR	34	2/18/15	(299)
State Street Bank & Trust Co.	USD	22	GBP	14	2/18/15	(157)
State Street Bank & Trust Co.	USD	16	NOK	108	2/18/15	(380)
State Street Bank & Trust Co.	USD	52	NZD	68	2/18/15	848
State Street Bank & Trust Co.	USD	22	SEK	163	2/18/15	(191)
State Street Bank & Trust Co.	USD	57	SGD	74	2/18/15	(525)

						$15,815

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$250	7/09/24	2.613%	CPI	#	$(13,719)
Barclays Bank PLC	3,000	8/11/15	2.030%	CPI	#	(169,872)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(7,588)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(24,440)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$250	8/26/20	2.298%	CPI	#	$(7,144)
JPMorgan Chase Bank, NA	200	3/04/24	2.493	CPI	#	(8,820)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(81,882)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(11,152)

						$(324,617)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of November 30, 2014.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2014.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $58,687 or 0.1% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,751,655 and gross unrealized depreciation of investments was $(392,200), resulting in net unrealized appreciation of $4,359,455.

As of November 30, 2014, the Strategy held 66.1% of its total investments in municipal bonds. Of the total investments in municipal bonds, 10.2% is insured (0.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CPI	-	Consumer Price Index
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NATL	-	National Interstate Corporation
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SRF	-	State Revolving Fund

AB Tax-Managed Conservative Wealth Strategy

November 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$37,095,532		$	– 0	–	$37,095,532
Common Stock:
Financials		1,115,367		908,011			– 0	–	2,023,378
Consumer Discretionary		1,061,834		675,989			– 0	–	1,737,823
Information Technology		1,292,732		216,331			– 0	–	1,509,063
Health Care		956,979		272,584			– 0	–	1,229,563
Industrials		566,200		575,964			– 0	–	1,142,164
Consumer Staples		600,292		216,806			– 0	–	817,098
Energy		494,330		129,405			– 0	–	623,735
Materials		104,023		216,709			– 0	–	320,732
Telecommunication Services		71,019		248,802			– 0	–	319,821
Utilities		219,782		50,717			– 0	–	270,499
Investment Companies		7,725,906		– 0	–		– 0	–	7,725,906
Warrants		– 0	–	7,100			– 0	–	7,100
Rights		647		– 0	–		– 0	–	647
Short-Term Investments		1,289,825		– 0	–		– 0	–	1,289,825

Total Investments in Securities		15,498,936		40,613,950	+		– 0	–	56,112,886
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	21,479			– 0	–	21,479
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(5,664)			– 0	–	(5,664)
Inflation (CPI) Swaps		– 0	–	(324,617)			– 0	–	(324,617)

Total^		$15,498,936		$40,305,148		$	– 0	–	$55,804,084

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2015